INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2025
INCOME TAXES
Schedule of income tax reconciliation

		Period from December 14,
		2023 (inception)
	For the year ended	through November 30,
	November 30, 2025	2024
Loss before income taxes	$(5,260,632)	$(1,020,057)
Expected recovery at statutory rate of 21%	(1,104,733)	(214,212)
Permanent book/tax differences	17,225	3,230
Financing fees charged to equity	—	(1,771)
Change in estimate	1,771	—
Change in valuation allowance	1,085,737	212,753
Total tax benefit	$—	$—

		Period from December 14,
		2023 (inception)
	For the year ended	through November 30,
	November 30, 2025	2024
US federal statutory rate	21%	21%
Effects of:
Valuation allowance	(21)%	(21)%
	—	—

Schedule of deferred assets and liabilities

	November 30, 2025	November 30, 2024
Deferred tax assets
Net operating loss carryforwards	$1,295,598	$196,636
Mineral resources	—	14,700
Share issuance costs	2,892	1,417
Total gross deferred tax assets	1,298,490	212,753
Valuation allowance	(1,298,490)	(212,753)
Net deferred tax asset	$—	$—